Subsequent events	12 Months Ended
Dec. 31, 2025
Subsequent events
Subsequent events

26.Subsequent events

On March 13, 2026, to implement its cash dividend plan for the years 2025, 2026, and 2027 (the “2025-2027 Dividend Plan”) declared on March 18, 2025, the board of directors of the Company have approved a special cash dividend for the year 2026 (the “2026 Cash Dividend”). The 2026 Cash Dividend, declared on March 17, 2026, will be paid to holders of ordinary shares and holders of ADSs of record as of the close of business on June 17, 2026, in U.S. dollars, in an amount of US$0.135 per ordinary share or US$0.135 per ADS. The total amount of cash to be distributed for the 2026 Cash Dividend is expected to be approximately US$31 million, which will be funded by surplus cash on the Company’s balance sheet. The payment date for holders of ordinary shares and holders of ADSs is expected to be on or around June 30, 2026.

On March 18, 2026, the Company’s board of directors authorized and declared a new share repurchase program (the “2026 Share Repurchase Program”) under which the Company may repurchase up to US$50 million of its ADSs and/or ordinary shares over a 24 -month period ending on March 18, 2028. The Company’s previous share repurchase program, which was originally adopted on August 15, 2023 (the “2023 Share Repurchase Program”), was scheduled to expire on March 31, 2026. Upon the effectiveness of the 2026 Share Repurchase Program on March 18, 2026, the 2023 Share Repurchase Program was terminated, and any of the unutilized quota of US$24.5 million under the 2023 Share Repurchase Program was cancelled.

Repurchases under the 2026 Share Repurchase Program may be made from time to time in the open market at prevailing market prices, in privately negotiated transactions, in block trades and/or through other legally permissible means, depending on market conditions and in accordance with applicable rules and regulations. The Company’s board of directors will review the 2026 Share Repurchase Program periodically and may authorize adjustments to its terms and size. The Company expects to fund repurchases made under the 2026 Share Repurchase Program from its existing funds.